ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
-------------------------------------------
    PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------


DEAR SHAREHOLDER:

      Roxbury Capital Management, LLC is a traditional large cap growth stock investor. Introduction of our Roxbury Large Cap Growth Fund within days of the NASDAQ all time high in March 2000 plus our continued commitment to technology and other high growth sectors has caused the fund to underperform the broad market indexes during the year just ended.

INVESTMENT APPROACH

      Roxbury looks for three important characteristics in selecting companies for its mutual fund portfolio. First, we look for large dominant industry sector leaders with proven business models and time tested management. Secondly, we search for superior expected growth in profits and free cash flow over time. Finally, we look for return on invested capital and projected earnings characteristics that justify current market valuations. Portfolio sector weightings of qualifying companies reflect investment judgements concerning growth projections, valuations and diversification objectives.

MARKET REVIEW AND OUTLOOK

      During the latter part of 2000, equity markets encountered a "perfect storm", a convergence of three powerful negative economic forces that collectively produced far more destruction in equity prices than would have resulted from any of the negative forces individually.

      First, the full effect of the Federal Reserve's eleven months of monetary tightening resulted in higher capital costs for businesses. This produced competition for investor dollars from fixed-income investments and pressure on price to earnings ratios in stocks. Six rate hikes over eleven months topped out in June 2000 at 6.5%, the highest Fed Funds rate in 9 years.

      Secondly, the rapidity with which the economy began to slow caught many investors by surprise and generated concerns about the effects of a suddenly weaker economy and the possibility of the first recession since 1990. A plethora of downward earnings revisions and pre-announcements from high-profile companies in the fourth quarter exacerbated investor concerns. Many stocks came into this period at record high valuations. To many, the combination of higher interest rates and slowing economic growth was reminiscent of the conditions that accompanied the bear markets of 1973-74, 1987 and 1990.

      The third and final negative force in 2000 was the intensely negative investor sentiment generated by the suspense and acrimony associated with the presidential vote recount.

      The result of these converging negative forces was that the "irrational exuberance" of the past was replaced by "irrational pessimism" among many investors by the end of the year. The NASDAQ composite posted its worst decline in its history. Losses for most other major stock indexes were also significant and the bulk of these losses occurred during the fourth quarter of the year as the three forces converged.

      Recently, the central bank's focus appears to have shifted to guiding the economy into another "soft landing", attempting a repeat of 1995. The Fed's unexpected decision on January 3, 2001 to cut interest rates by 50 basis points sent a signal to investors that could help to establish more positive sentiment for equity markets in 2001.

INVESTMENT STRATEGY

      In navigating this challenging market, we are making a concerted effort to ensure that the fundamentals are sound for the companies whose stocks we select for our portfolio. With the conviction that profit growth fundamentals drive portfolio performance over the long term, we remain overweighted in the technology sector. Our contention is

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
-------------------------------------------
    PRESIDENT'S MESSAGE -- CONTINUED
--------------------------------------------------------------------------------

that businesses must continue to spend on technology to remain competitive and increase efficiency. At the same time, we have expanded our focus in other areas such as financial services, healthcare and selected retailers.

      Our job with the Roxbury Large Cap Growth Fund remains finding the companies that can provide superior profit growth over time. We continue to build our portfolios stock by stock, focusing on leading companies with strong growth fundamentals and attractive valuations. In the coming months, we hope to see investor sentiment improve and we anticipate that economic growth will strengthen in the second half. Overall, we are cautiously optimistic about investment prospects for the year 2001.

      We will look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.





Sincerely,


/s/ William P. Richards                        /s/ Robert J. Christian


William P. Richards, Jr.                       Robert J. Christian
Chief Operating Officer                        President
Roxbury Capital Management, LLC                WT Mutual Fund


February 21, 2001

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
-------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

ASSETS:
Investment in Series, at value ............................................        $3,031,322
Receivable from advisor ...................................................             8,534
Other assets ..............................................................             4,361
                                                                                   ----------
Total assets ..............................................................         3,044,217
                                                                                   ==========
LIABILITIES:
Other accrued expenses ....................................................            19,209
                                                                                   ----------
Total liabilities .........................................................            19,209
                                                                                   ----------
NET ASSETS ................................................................        $3,025,008
                                                                                   ==========
NET ASSETS CONSIST OF:
Paid-in capital ...........................................................        $3,179,007
Undistributed net investment income .......................................               492
Accumulated net realized loss on investments ..............................           (30,116)
Net unrealized depreciation of investments ................................          (124,375)
                                                                                   ----------
NET ASSETS ................................................................        $3,025,008
                                                                                   ==========
Shares of beneficial interest outstanding .................................           408,921
                                                                                   ==========
NET ASSET VALUE, offering and redemption price
    per share ($0.01 par value, unlimited
    authorized shares):
    Class A Shares ........................................................             $7.40
                                                                                        =====
Maximum offering price per share (100/94.50 of $7.40) .....................             $7.83
                                                                                        =====


    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2000 (Unaudited)

INVESTMENT INCOME:
    Investment income from Series ...............................................    $     6,642
    Expenses from Series ........................................................         (6,151)
                                                                                     -----------
       Net investment income from Series ........................................            491
                                                                                     -----------
EXPENSES:
    Administration and accounting fees ..........................................         26,710
    Custody fees ................................................................          1,547
    Transfer agent fees .........................................................         11,752
    Trustees' fees ..............................................................          2,367
    Registration fees ...........................................................         23,042
    Professional fees ...........................................................         21,135
    Reports to shareholders .....................................................         13,254
    Other .......................................................................          1,435
                                                                                     -----------
       Total expenses before fee waivers and reimbursements .....................        101,242
       Fees waived and expenses reimbursed ......................................       (101,242)
                                                                                     -----------
           Total expenses, net ..................................................             --
                                                                                     -----------
    Net investment income .......................................................            491
                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments ............................................        (26,414)
    Net change in unrealized appreciation (depreciation)
      of investments ............................................................       (115,933)
                                                                                     -----------
    Net loss on investments .....................................................       (142,347)
                                                                                     -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................      $(141,856)
                                                                                     ===========


    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
-------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         FOR THE             FOR THE PERIOD
                                                                                     SIX MONTHS ENDED       MARCH 14, 2000(1)
                                                                                     DECEMBER 31, 2000           THROUGH
                                                                                        (UNAUDITED)           JUNE 30, 2000
                                                                                     -----------------      ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income ........................................................      $      491              $    205
    Net realized loss on investments .............................................         (26,414)               (2,884)
    Net change in unrealized appreciation (depreciation) of investments ..........        (115,933)               (8,442)
                                                                                        ----------              --------
    Net decrease in net assets resulting from operations .........................        (141,856)              (11,121)
                                                                                        ----------              --------
Distributions to shareholders:
    Net investment income ........................................................            (204)                   --
    Net realized gain ............................................................            (818)                   --
                                                                                        ----------              --------
Total distributions ..............................................................          (1,022)                   --
                                                                                        ----------              --------
Portfolio share transactions (a):
    Proceeds from shares sold ....................................................       3,046,648               201,432
    Cost of shares issued on reinvestment of distributions .......................           1,016                    --
    Cost of shares redeemed ......................................................         (70,071)                  (18)
                                                                                        ----------              --------
Net increase in net assets from Portfolio share transactions .....................       2,977,593               201,414
                                                                                        ----------              --------
Total increase in net assets .....................................................       2,834,715               190,293
NET ASSETS:
    Beginning of period ..........................................................         190,293                    --
                                                                                        ----------              --------
    End of period ................................................................      $3,025,008              $190,293
                                                                                        ==========              ========


(a)TRANSACTIONS IN CAPITAL SHARES WERE:                                                   SHARES                 SHARES
                                                                                        ----------              --------
    Shares sold ..................................................................         396,157                21,623
    Shares issued on reinvestment of distributions ...............................             137                    --
    Shares redeemed ..............................................................          (8,994)                   (2)
                                                                                        ----------              --------
    Net increase in shares .......................................................         387,300                21,621
    Shares outstanding -- Beginning of period.....................................          21,621                    --
                                                                                        ----------              --------
    Shares outstanding -- End of period...........................................         408,921                21,621
                                                                                        ==========              ========

(1) Commencement of operations.



    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
-------------------------------------------------------------------
    FINANCIAL HIGHLIGHTS -- CLASS A SHARES
--------------------------------------------------------------------------------


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statmements. It should be read in conjunction with the financial statements and notes thereto.

                                                                              FOR THE            FOR THE PERIOD
                                                                          SIX MONTHS ENDED      MARCH 14, 2000(1)
                                                                         DECEMBER 31, 2000          THROUGH
                                                                           (UNAUDITED)(4)        JUNE 30, 2000
                                                                         -----------------      ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD ..............................        $       8.80           $     10.00
                                                                             ------------          ------------
INVESTMENT OPERATIONS:
    Net investment income ...........................................                0.00                  0.00
    Net realized and unrealized loss on investments .................               (1.40)                (1.20)
                                                                             ------------          ------------
       Total from investment operations .............................               (1.40)                (1.20)
                                                                             ------------          ------------
DISTRIBUTIONS:(5)
    From net investment income ......................................                0.00                  0.00
    From net realized gains .........................................                0.00                  0.00
                                                                             ------------          ------------
       Total distributions ..........................................                0.00                  0.00
                                                                             ------------          ------------
NET ASSET VALUE -- END OF PERIOD ....................................        $       7.40          $       8.80
                                                                             ============          ============
TOTAL RETURN ........................................................            (15.88)%(2)           (12.00)%(2)
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses:(4)
       Including expense limitations ................................               1.30%(3)              1.30%(3)
       Excluding expense limitations ................................                --NM                  --NM
    Net investment income ...........................................               0.10%(3)              0.62%(3)
Portfolio Turnover ..................................................                 12%(2)                13%(2)
Net assets at end of period (000 omitted) ...........................        $      3,025          $        190

(1) Commencement of operations.
(2) Not Annualized.
(3) Annualized.
(4) The expense and net investment income ratios include expenses allocated from the WT Investment Trust I - Large Cap Growth Series (the "Series") and the portfolio turnover reflects investment activity of the Series.
(5) Distributions were less than .01 per share.
NM  Not meaningful.



    The accompanying notes are an integral part of the financial statements.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE FUND. Roxbury Large Cap Growth Portfolio (the "Portfolio") is a series of WT Mutual Fund (the "Fund"). The Fund is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Portfolio. Information regarding other series of the Fund are contained in separate reports to their shareholders.

    The Portfolio has three classes of shares: Class A, Class B and Class C. As of December 31, 2000, only Class A shares are offered to the public.

    Unlike other investment companies which directly acquire and manage their own portfolio of securities, the Portfolio seeks to achieve its investment objective by investing all of its investable assets in the Large Cap Growth Series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Portfolio's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Portfolio:

    VALUATION OF INVESTMENT IN SERIES. Valuation of the Portfolio's investment in the Series is based on the underlying securities held by the Series. The Portfolio is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

    FEDERAL INCOME TAXES. The Portfolio is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

    INVESTMENT INCOME. The Portfolio records its share of the Series' income, expenses and realized and unrealized gains and losses daily. Additionally, the Portfolio records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among the Portfolio's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to the class.

    DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

    USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ROXBURY FUNDS -- LARGE CAP GROWTH PORTFOLIO
-------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


3. INVESTMENT TRANSACTIONS. During the six month period ended December 31, 2000, $3,136,921 was contributed to and $138,353 was withdrawn from the Series.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Roxbury Capital Management, LLC. Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

    PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Fund.

    PFPC also serves as transfer agent and dividend disbursing agent of the Portfolio pursuant to a separate Transfer Agency Agreement with the Fund on behalf of the Portfolio.

    Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.30% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
------------------------------------------------
    SEMI-ANNUAL REPORT / DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------



           (The following pages should be read in conjunction with the
                       Portfolio's Financial Statements.)

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED)
    (Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
                                                       --------    -----------
COMMON STOCK -- 94.9%
  COMMUNICATION & BROADCASTING -- 11.4%
        AT&T Corp.-Liberty Media Group,
           Class A* ................................     6,075     $    82,392
        Viacom, Inc. (B Shares)* ...................     2,300         107,525
        McLeodUSA, Inc. Class A* ...................     4,450          62,856
        Qwest Communications
           International, Inc.* ....................     2,275          93,275
                                                                   -----------
                                                                       346,048
                                                                   -----------

  COMPUTER SERVICES -- 6.9%
        EMC Corp.* .................................     1,250          83,125
        Oracle Corp.* ..............................     4,300         124,969
                                                                   -----------
                                                                       208,094
                                                                   -----------

  FINANCE & INSURANCE -- 16.4%
    FINANCIAL SERVICES -- 1.9%
        Citigroup, Inc. ............................     1,150          58,722
                                                                   -----------

    INSURANCE CARRIERS -- 2.1%
        American International
           Group, Inc. .............................       650          64,066
                                                                   -----------

    SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 6.4%
        American Express Co. .......................     2,250         123,609
        Capital One Financial Corp. ................     1,050          69,103
                                                                   -----------
                                                                       192,712
                                                                   -----------

    SECURITY & COMMODITY BROKERS,
            DEALERS & SERVICES -- 6.0%
        Goldman Sachs Group, Inc. ..................       750          80,203
        Morgan Stanley Dean
           Witter & Co. ............................     1,300         103,025
                                                                   -----------
                                                                       183,228
                                                                   -----------
                                                                       498,728
                                                                   -----------

  MANUFACTURING -- 49.4%
    BIOTECHNOLOGY -- 5.9%
        Amgen, Inc.* ...............................     1,700         108,694
        Genentech, Inc.* ...........................       850          69,275
                                                                   -----------
                                                                       177,969
                                                                   -----------

    COMPUTERS & OFFICE EQUIPMENT -- 8.8%
        Cisco Systems, Inc.* .......................     2,100          80,324
        Intel Corp. ................................     2,600          78,163
        Sun Microsystems, Inc.* ....................     3,900         108,713
                                                                   -----------
                                                                       267,200
                                                                   -----------

    ELECTRONICS -- 3.1%
        Texas Instruments, Inc. ....................     2,000          94,750
                                                                   -----------

    MISC. ELECTRICAL MACHINERY, EQUIPMENT & SUPPLIES -- 5.8%
        General Electric Co. .......................     3,650         174,972
                                                                   -----------

    PHARMACEUTICAL PREPARATIONS -- 5.8%
        IDEC Pharmaceuticals Corp.* ................        60          11,374
        Pfizer, Inc. ...............................     1,435          66,010
        Pharmacia Corp. ............................     1,600          97,600
                                                                   -----------
                                                                       174,984
                                                                   -----------

    PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 7.5%
        Guidant Corp.* .............................     1,725          93,042
        Medtronic, Inc. ............................     2,230         134,636
                                                                   -----------
                                                                       227,678
                                                                   -----------

    SEMICONDUCTORS & RELATED DEVICES -- 2.6%
        Applied Micro Circuits Corp.* ..............     1,050          78,799
                                                                   -----------

    TELECOMMUNICATIONS EQUIPMENT -- 9.9%
        General Motors Corp., Class H* .............     2,525          58,075
        Nokia Corp., ADR ...........................     1,900          82,650
        Nortel Networks Corp.
           (Holding Co.) ...........................     3,325         106,608
        VoiceStream Wireless Corp.* ................       530          53,331
                                                                   -----------
                                                                       300,664
                                                                   -----------
                                                                     1,497,016
                                                                   -----------

  SERVICES -- 1.5%
        Yahoo! Inc.* ...............................     1,550          46,597
                                                                   -----------
                                                                        46,597
                                                                   -----------

  WHOLESALE & RETAIL TRADE -- 9.3%
    MISCELLANEOUS RETAIL STORES -- 2.0%
        Wal-Mart Stores, Inc. .......................    1,150          61,094
                                                                   -----------

    RETAIL BUILDING MATERIALS -- 3.6%
        Home Depot, Inc. ............................    2,400         109,650
                                                                   -----------

    WHOLESALE -- MISCELLANEOUS -- 3.7%
        Costco Wholesale Corp.* .....................    2,750         109,828
                                                                   -----------
                                                                       280,572
                                                                   -----------

    TOTAL COMMON STOCK
        (COST $3,001,466) ....................................       2,877,055
                                                                   -----------


    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
------------------------------------------------
    INVESTMENTS / DECEMBER 31, 2000 (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------

                                                                      MARKET
                                                        SHARES        VALUE
                                                       --------    -----------
SHORT-TERM INVESTMENTS -- 5.3%
        Sansom Street Fund - Money
           Market Portfolio .........................  153,311     $   153,311
        Temp Cash Fund - Dollar Series ..............    7,860           7,860
                                                                   -----------
    TOTAL SHORT-TERM INVESTMENTS
        (COST $161,171) ......................................         161,171
                                                                   -----------
TOTAL INVESTMENTS -- 100.2%
     (COST $3,162,637)+ ......................................       3,038,226
OTHER ASSETS AND
     LIABILITIES, NET -- (0.2)% ..............................          (6,238)
                                                                   -----------
NET ASSETS -- 100.0% .........................................      $3,031,988
                                                                   ===========

*  Non-income producing security.

+ The cost for federal income tax purposes. At December 31, 2000, net unrealized depreciation was $124,411. This consisted of aggregate gross unrealized appreciation for all securities, in which there was an excess of market value over tax cost, of $133,307, and aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over market value, of $257,718.



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
------------------------------------------------
    FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

ASSETS:
Investment in securities, at value* ..........................        $3,038,226
Receivable due from advisor ..................................             1,148
Dividends receivable .........................................             1,530
Other assets .................................................               397
                                                                   -------------
Total assets .................................................         3,041,301
                                                                   -------------
LIABILITIES:
Other accrued expenses .......................................             9,313
                                                                   -------------
Total liabilities ............................................             9,313
                                                                   -------------
NET ASSETS ...................................................        $3,031,988
                                                                   =============
*Investments at cost .........................................        $3,162,637



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2000 (Unaudited)

INVESTMENT INCOME:
    Dividends ..............................................................    $     1,008
    Interest ...............................................................          5,644
    Foreign tax withheld ...................................................             (7)
                                                                                -----------
       Total investment income .............................................          6,645
                                                                                -----------
EXPENSES:
    Advisory fees ..........................................................          2,682
    Administration and accounting fees .....................................            488
    Custody fees ...........................................................          4,861
    Professional fees ......................................................          5,870
    Trustees' fees .........................................................            529
    Other ..................................................................          1,942
                                                                                -----------
       Total expenses before fee waivers and expense reimbursements ........         16,372
       Fees waived and expenses reimbursed .................................        (10,201)
                                                                                -----------
           Total expenses, net .............................................          6,171
                                                                                -----------
    Net investment income ..................................................            474
                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss from investment transactions .........................        (26,593)
    Net change in unrealized appreciation (depreciation) of investments ....       (115,883)
                                                                                -----------
    Net loss on investments ................................................       (142,476)
                                                                                -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................    $  (142,002)
                                                                                ===========



    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
------------------------------------------------
    FINANCIAL STATEMENTS -- CONTINUED
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      FOR THE             FOR THE PERIOD
                                                                                 SIX MONTHS ENDED         MARCH 14, 2000(1)
                                                                                 DECEMBER 31, 2000             THROUGH
                                                                                    (UNAUDITED)            JUNE 30, 2000
                                                                                 -----------------        ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
    Net investment income ....................................................       $      474               $    134
    Net realized loss on investments .........................................          (26,593)                (2,915)
    Net change in unrealized appreciation (depreciation) of investments ......         (115,883)                (8,528)
                                                                                     ----------               --------
Net decrease in net assets resulting from operations .........................         (142,002)               (11,309)
                                                                                     ----------               --------
Transactions in beneficial interests:
    Contributions ............................................................        3,136,921                221,838
    Withdrawals ..............................................................         (138,353)               (35,107)
                                                                                     ----------               --------
Net increase in net assets from transactions in beneficial interest ..........        2,998,568                186,731
                                                                                     ----------               --------
Total increase in net assets .................................................        2,856,566                175,422
NET ASSETS:
    Beginning of period ......................................................          175,422                     --
                                                                                     ----------               --------
    End of period ............................................................       $3,031,988               $175,422
                                                                                     ==========               ========

(1)  Commencement of operations.






    The accompanying notes are an integral part of the financial statements.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. DESCRIPTION OF THE TRUST. Large Cap Growth Series (the "Series") is a series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and was organized as a Delaware business trust on January 23, 1997. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

SECURITY VALUATION. Portfolio securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Lacking any sales, such securities will be valued at the mean between the closing bid and ask price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. The value of all other securities is determined in good faith under the direction of the Board of Trustees.

FEDERAL INCOME TAXES. The Series is treated as a partnership entity for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

INVESTMENT INCOME. All of the net investment income and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

OTHER. Investment security transactions are accounted for on a trade date basis. The Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury"), provides investment advisory services to the Series. For its services, Roxbury receives a fee of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion.

Roxbury Capital Management, LLC has agreed to reimburse certain Portfolio operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.30% of the average daily net assets of the Portfolio. This undertaking will remain in place until the Board of Trustees approves its termination.

WT INVESTMENT TRUST I -- LARGE CAP GROWTH SERIES
------------------------------------------------
    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED
--------------------------------------------------------------------------------


PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

4. INVESTMENT SECURITIES. During the six month period ended December 31, 2000, the Series cost of securities purchased and proceeds from securities sold (excluding short-term investments) were $2,954,644 and $114,053, respectively.

5.  FINANCIAL HIGHLIGHTS. Financial Highlights were as follows:

                                                                                     FOR THE PERIOD
                                                                  FOR THE           MARCH 14, 2000(1)
                                                             SIX MONTHS ENDED            THROUGH
                                                            DECEMBER 31, 2000         JUNE 30, 2000
                                                            -----------------       -----------------
    Total return**.........................................      (15.88)%               (12.00)%
    Ratios to average net assets:
       Expenses
           Including expense limitations*..................        1.30%                  1.30%
           Excluding expense limitations*..................          NM                     NM
       Net investment income*..............................        0.10%                  0.42%
       Portfolio turnover**................................          12%                    13%

*   Annualized.
**  Not annualized.
NM  Not meaningful.
(1) Commencement of operations.

                                    TRUSTEES
                                Robert H. Arnold
                                  Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                            William P. Richards, Jr.
                           --------------------------

                                    OFFICERS
                         Robert J. Christian, PRESIDENT
                          Eric Cheung, VICE PRESIDENT
                      Joseph M. Fahey, Jr., VICE PRESIDENT
                         John R. Giles, VICE PRESIDENT
                          Fred Filoon, VICE PRESIDENT
                            Pat Colletti, TREASURER
                           --------------------------

                               INVESTMENT ADVISER
                        Roxbury Capital Management, LLC
                       100 Wilshire Boulevard., Suite 600
                             Santa Monica, CA 90401
                           --------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                              Rodney Square North
                            1100 North Market Street
                              Wilmington, DE 19890
                           --------------------------

                                  DISTRIBUTOR
                            PFPC Distributors, Inc.
                               3200 Horizon Drive
                           King of Prussia, PA 19406
                          ---------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
                           --------------------------


THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE ROXBURY LARGE CAP GROWTH PORTFOLIO.

WROX-SEMI-12/00


                                                                         ROXBURY
                                                                           FUNDS


                           LARGE CAP GROWTH PORTFOLIO






                                  SEMI-ANNUAL
                               December 31, 2000